employee future benefits - Employer contributions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
employee future benefits
Undrawn letters of credit that secure obligations	$ 173	$ 174
Estimated contributions to defined benefit plans in 2020	$ 46